Offerings	Feb. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2027
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 18, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2028
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99942
Maximum Aggregate Offering Price	$ 749,565,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,758.41
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 18, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99799
Maximum Aggregate Offering Price	$ 997,990,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,792.27
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 18, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99716
Maximum Aggregate Offering Price	$ 1,246,450,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,831.5
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 18, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99873
Maximum Aggregate Offering Price	$ 1,248,412,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,131.96
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 18, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.